UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS BATTERYMARCH EMERGING MARKETS FUND

FORM N-Q

DECEMBER 31, 2015

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited)	December 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.5%
Bharat Forge Ltd.	3,612	$48,370	(a)
Bosch Ltd.	235	65,836	(a)
Cheng Shin Rubber Industry Co., Ltd.	47,000	75,910	(a)
Hyundai Mobis Co., Ltd.	314	65,532	(a)
UMW Holdings Berhad	36,200	66,065	(a)

Total Auto Components		321,713

Automobiles - 2.7%
Bajaj Auto Ltd.	2,468	94,378	(a)
Brilliance China Automotive Holdings Ltd.	38,000	47,591	(a)
BYD Co., Ltd., Class H Shares	7,500	40,849	*(a)
Chongqing Changan Automobile Co., Ltd., Class B Shares	13,700	30,068	(a)
Dongfeng Motor Group Co., Ltd., Class H Shares	36,000	47,857	(a)
Ford Otomotiv Sanayi AS	16,704	173,410	(a)
Geely Automobile Holdings Ltd.	70,000	37,047	(a)
Great Wall Motor Co., Ltd., Class H Shares	40,000	46,404	(a)
Hero MotoCorp Ltd.	1,428	57,820	(a)
Hyundai Motor Co.	782	98,536	(a)
Kia Motors Corp.	1,455	64,814	(a)
Mahindra and Mahindra Ltd.	9,888	188,233	(a)
Maruti Suzuki India Ltd.	1,381	96,156	(a)
PT Astra International Tbk	543,100	233,394	(a)
Tata Motors Ltd.	21,353	125,661	*(a)
Tofas Turk Otomobil Fabrikasi AS	29,348	190,672	(a)
Yulon Motor Co., Ltd.	41,000	37,408	(a)

Total Automobiles		1,610,298

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	9,800	34,292	(a)
Kroton Educacional SA	39,440	94,157	(a)

Total Diversified Consumer Services		128,449

Hotels, Restaurants & Leisure - 1.8%
Berjaya Sports Toto Berhad	70,701	50,239	(a)
Genting Berhad	167,600	285,569	(a)
Genting Malaysia Berhad	223,800	227,946	(a)
Kangwon Land Inc.	1,280	41,667	(a)
Minor International PCL	228,030	229,709	(a)
OPAP SA	28,390	249,612	(a)

Total Hotels, Restaurants & Leisure		1,084,742

Household Durables - 0.8%
Arcelik AS	62,102	297,286	(a)
Coway Co., Ltd.	461	32,882	(a)
Haier Electronics Group Co., Ltd.	17,000	34,231	(a)
LG Electronics Inc.	605	27,562	(a)
Turkiye Sise ve Cam Fabrikalari AS	85,550	93,509	(a)

Total Household Durables		485,470

Internet & Catalog Retail - 0.3%
Ctrip.com International Ltd., ADR	1,800	83,394	*
JD.com Inc., ADR	1,000	32,265	*
Vipshop Holdings Ltd., ADR	2,200	33,594	*

Total Internet & Catalog Retail		149,253

Leisure Products - 0.1%
Giant Manufacturing Co., Ltd.	4,000	26,289	(a)
Merida Industry Co., Ltd.	5,800	31,164	(a)

Total Leisure Products		57,453

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Media - 2.4%
Alibaba Pictures Group Ltd.	210,000	$51,529	*(a)
Astro Malaysia Holdings Berhad	121,400	77,942	(a)
BEC World PCL	146,600	124,255	(a)
Cyfrowy Polsat SA	21,978	116,661	*(a)
Grupo Televisa SA	75,900	415,601
Media Nusantara Citra Tbk PT	290,500	38,544	(a)
Naspers Ltd., Class N Shares	3,086	421,934	(a)
Surya Citra Media Tbk PT	256,400	57,446	(a)
Zee Entertainment Enterprises Ltd.	17,793	117,419	(a)

Total Media		1,421,331

Multiline Retail - 1.4%
El Puerto de Liverpool SA de CV, Class C1 Shares	5,800	70,921
Lojas Renner SA	16,500	71,000	(a)
Matahari Department Store Tbk PT	67,900	85,731	(a)
S.A.C.I. Falabella	89,404	568,600	(a)
Woolworths Holdings Ltd.	10,305	66,592	(a)

Total Multiline Retail		862,844

Specialty Retail - 1.0%
Belle International Holdings Ltd.	65,000	48,214	(a)
FF Group	2,682	50,426	*(a)
GOME Electrical Appliances Holdings Ltd.	189,000	31,230	(a)
Home Product Center PCL	564,946	106,756	(a)
Hotai Motor Co., Ltd.	7,000	80,428	(a)
JUMBO SA	11,962	125,963	*(a)
Steinhoff International Holdings NV	24,837	126,088

Total Specialty Retail		569,105

Textiles, Apparel & Luxury Goods - 1.0%
Anta Sports Products Ltd.	14,000	38,327	(a)
CCC SA	2,761	97,186	(a)
Eclat Textile Co., Ltd.	4,440	61,145	(a)
Feng Tay Enterprise Co., Ltd.	9,420	47,646	(a)
LPP SA	145	204,904	(a)
Pou Chen Corp.	58,000	75,545	(a)
Ruentex Industries Ltd.	18,000	33,444	(a)
Shenzhou International Group	8,000	45,765	(a)

Total Textiles, Apparel & Luxury Goods		603,962

TOTAL CONSUMER DISCRETIONARY		7,294,620

CONSUMER STAPLES - 12.8%
Beverages - 1.6%
AMBEV SA	29,600	132,541	(a)
Anadolu Efes Biracilik ve Malt Sanayii AS	21,651	140,224	(a)
Coca-Cola Femsa SAB de CV, Class L Shares	7,200	51,511
Coca-Cola Icecek AS	7,588	96,596	(a)
Compania Cervecerias Unidas SA	13,894	156,106	(a)
Fomento Economico Mexicano SA de CV	25,300	236,023
Tsingtao Brewery Co., Ltd., Class H Shares	20,000	90,048	(a)
United Spirits Ltd.	1,327	59,989	*(a)

Total Beverages		963,038

Food & Staples Retailing - 4.2%
BIM Birlesik Magazalar AS	20,383	358,863	(a)
Cencosud SA	141,405	281,737	(a)
China Resources Beer Holdings Co., Ltd.	54,000	115,213	(a)
CP ALL PCL	306,000	333,764	(a)
E-Mart Co., Ltd.	392	62,901	(a)
Magnit PJSC, GDR	13,052	522,142	(a)
Massmart Holdings Ltd.	7,037	45,322	(a)
Pick n Pay Stores Ltd.	17,387	72,906	(a)
President Chain Store Corp.	35,000	218,253	(a)
Shoprite Holdings Ltd.	20,947	193,614	(a)
Spar Group Ltd.	7,004	83,225	(a)
Sun Art Retail Group Ltd.	123,500	93,200	(a)
Wal-Mart de Mexico SAB de CV	59,800	150,936

Total Food & Staples Retailing		2,532,076

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Food Products - 4.4%
BRF SA	4,600	$64,251	(a)
Charoen Pokphand Foods PCL	205,400	104,455	(a)
China Huishan Dairy Holdings Co., Ltd.	246,000	94,170	(a)
China Mengniu Dairy Co., Ltd.	102,000	164,948	(a)
CJ CheilJedang Corp.	142	45,343	(a)
Felda Global Ventures Holdings Berhad	116,100	46,121	(a)
Genting Plantations Berhad	21,200	52,286	(a)
Imperial Pacific International Holdings Ltd.	1,280,000	28,116	*(a)
Indofood CBP Sukses Makmur Tbk PT	40,500	39,318	(a)
IOI Corp. Berhad	214,700	221,954	(a)
Kuala Lumpur Kepong Berhad	33,900	180,439	(a)
Lotte Confectionery Co., Ltd.	10	19,396	(a)
Nestle India Ltd.	560	49,183	(a)
ORION Corp.	61	60,294	(a)
Pioneer Foods Group Ltd.	8,710	89,432	(a)
PPB Group Berhad	41,500	153,352	(a)
PT Charoen Pokphand Indonesia Tbk	346,400	64,317	(a)
PT Indofood Sukses Makmur Tbk	195,200	72,562	(a)
Standard Foods Corp.	24,567	61,145	(a)
Thai Union Group PCL, Class F Shares	156,800	74,947	(a)
Tiger Brands Ltd.	7,466	152,487	(a)
Tingyi (Cayman Islands) Holding Corp.	78,000	111,317	(a)
Ulker Biskuvi Sanayi AS	16,427	99,128	(a)
Uni-President Enterprises Corp.	248,856	414,637	(a)
Want Want China Holdings Ltd.	232,000	171,606	(a)

Total Food Products		2,635,204

Household Products - 0.7%
Hindustan Unilever Ltd.	8,582	111,606	(a)
LG Household & Health Care Ltd.	139	123,236	(a)
Unilever Indonesia Tbk PT	60,700	161,922	(a)

Total Household Products		396,764

Personal Products - 0.9%
Amorepacific Corp.	455	159,796	(a)
Amorepacific Group	396	49,388	(a)
Godrej Consumer Products Ltd.	2,978	59,489	(a)
Hengan International Group Co., Ltd.	31,000	290,846	(a)

Total Personal Products		559,519

Tobacco - 1.0%
British American Tobacco (Malaysia) Berhad	9,000	117,470	(a)
ITC Ltd.	35,527	175,913	(a)
KT&G Corp.	1,499	133,028	(a)
PT Gudang Garam Tbk	18,100	71,846	(a)
PT Hanjaya Mandala Sampoerna Tbk	10,300	70,089	(a)

Total Tobacco		568,346

TOTAL CONSUMER STAPLES		7,654,947

ENERGY - 9.3%
Energy Equipment & Services - 0.8%
Bumi Armada Berhad	544,250	129,494	*(a)
China Oilfield Services Ltd., Class H Shares	36,000	30,766	(a)
Sapurakencana Petroleum Berhad	659,200	310,738	(a)

Total Energy Equipment & Services		470,998

Oil, Gas & Consumable Fuels - 8.5%
Bharat Petroleum Corp., Ltd.	4,994	67,141	(a)
China Petroleum & Chemical Corp., Class H Shares	376,000	226,153	(a)
China Shenhua Energy Co., Ltd., Class H Shares	62,000	96,479	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
CNOOC Ltd.	267,000	$274,440	(a)
Coal India Ltd.	16,208	80,086	(a)
Ecopetrol SA	757,847	266,305	(a)
Gazprom PAO, Sponsored ADR	43,354	160,713	(a)
GS Holdings	2,043	87,437	(a)
IRPC PCL	470,800	56,258	(a)
Kunlun Energy Co., Ltd.	66,000	58,214	(a)
Lukoil PJSC	3,813	122,998	*
NovaTek OAO, GDR	578	47,381	(a)
Oil & Natural Gas Corp., Ltd.	20,579	74,223	(a)
PetroChina Co., Ltd., Class H Shares	294,000	193,760	(a)
Petroleo Brasileiro SA	44,400	95,615	*(a)
Petronas Dagangan Berhad	50,700	293,524	(a)
Polski Koncern Naftowy Orlen SA	15,737	270,381	(a)
Polskie Gornictwo Naftowe i Gazownictwo SA	89,241	116,709	(a)
PTT Exploration and Production PCL	55,500	88,297	(a)
PTT PCL	38,000	257,663	(a)
PTT PCL	7,000	47,465	(a)
Reliance Industries Ltd.	29,232	444,445	(a)
Rosneft Oil Co., GDR	9,770	33,873	(a)
S-Oil Corp.	1,576	105,368	(a)
Sasol Ltd.	13,637	367,355	(a)
SK Innovation Co., Ltd.	2,067	225,779	*(a)
Tatneft	10,710	46,310	*
Thai Oil PCL	42,300	77,582	(a)
Tupras-Turkiye Petrol Rafinerileri AS	30,147	719,516	*(a)
Ultrapar Participacoes SA	6,200	94,668	(a)

Total Oil, Gas & Consumable Fuels		5,096,138

TOTAL ENERGY		5,567,136

FINANCIALS - 14.8%
Banks - 11.1%
Agricultural Bank of China Ltd., Class H Shares	76,000	30,843	(a)
Akbank TAS	83,343	191,433	(a)
AMMB Holdings Berhad	53,100	55,933	(a)
Banco Bradesco SA	8,300	42,664	(a)
Banco de Chile	1,864,088	187,287	(a)
Banco de Credito e Inversiones	2,006	75,473	(a)
Banco do Brasil SA	11,700	43,283	(a)
Banco Santander Chile	4,509,720	199,303	(a)
Bank of China Ltd., Class H Shares	217,800	96,400	(a)
Bank of the Philippine Islands	21,280	37,870	(a)
Bank Pekao SA	2,440	88,972	(a)
Bank Zachodni WBK SA	732	52,809	*(a)
BDO Unibank Inc.	31,240	69,480	(a)
China Construction Bank Corp., Class H Shares	237,767	161,414	(a)
China Development Financial Holding Corp.	211,000	52,583	(a)
China Merchants Bank Co., Ltd., Class H Shares	12,500	29,269	(a)
CIMB Group Holdings Berhad	123,700	130,390	(a)
Commercial International Bank	61,361	297,791	(a)
Corpbanca SA	12,997,695	101,853	(a)
Credicorp Ltd.	5,300	515,796
CTBC Financial Holding Co., Ltd.	128,967	65,939	(a)
First Financial Holding Co., Ltd.	115,765	53,773	(a)
Grupo Financiero Banorte SAB de CV, Series O Shares	57,600	316,834
Grupo Financiero Inbursa SA de CV, Series O Shares	40,900	74,066

Grupo Financiero Santander Mexico SAB de CV, Class B Shares	36,400	63,741
Hana Financial Group Inc.	2,884	57,757	(a)
Hong Leong Bank Berhad	14,700	45,924	(a)
ICICI Bank Ltd.	18,985	74,376	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	213,246	127,722	(a)
Kasikornbank PCL, NVDR	12,700	53,031	(a)
Kasikornbank PCL	22,800	94,260	(a)
KB Financial Group Inc.	3,108	87,323	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Banks - (continued)
Komercni Banka AS	1,836	$363,809	(a)
Malayan Banking Berhad	72,900	142,339	(a)
Mega Financial Holding Co., Ltd.	88,000	56,632	(a)
OTP Bank PLC	20,210	416,751	(a)
Powszechna Kasa Oszczednosci Bank Polski SA	14,846	103,333	*(a)
PT Bank Central Asia Tbk	148,000	141,488	(a)
PT Bank Mandiri (Persero) Tbk	122,900	81,584	(a)
PT Bank Rakyat Indonesia (Persero) Tbk	141,600	115,741	(a)
Public Bank Berhad	37,710	162,493	(a)
Sberbank of Russia PAO	264,690	368,137	*
Shinhan Financial Group Co., Ltd.	2,721	91,582	(a)
Siam Commercial Bank PCL	31,100	103,278	(a)
Standard Bank Group Ltd.	19,530	142,720	(a)
State Bank of India	25,810	87,111	(a)
Turkiye Garanti Bankasi AS	93,728	228,785	(a)
Turkiye Halk Bankasi AS	23,308	83,020	(a)
Turkiye Is Bankasi, Class C Shares	78,440	123,703	(a)
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	39,622	52,025	(a)
VTB Bank PJSC	146,880,000	159,659	*
Yapi ve Kredi Bankasi AS	51,696	58,251	(a)

Total Banks		6,658,033

Capital Markets - 0.2%
Brait SE	5,664	60,934	*(a)
Yuanta Financial Holding Co., Ltd.	98,050	36,073	(a)

Total Capital Markets		97,007

Consumer Finance - 0.1%
Gentera SAB de CV	23,000	44,240

Diversified Financial Services - 1.1%
Ayala Corp.	4,120	66,052	(a)
FirstRand Ltd.	27,885	76,073	(a)
Fubon Financial Holding Co., Ltd.	45,000	61,164	(a)
Grupo de Inversiones Suramericana SA	10,784	120,828	(a)
GT Capital Holdings Inc.	1,920	53,817	(a)
Haci Omer Sabanci Holding AS	32,533	92,353	(a)
Metro Pacific Investments Corp.	417,400	46,046	(a)
Moscow Exchange MICEX-RTS PJSC	33,550	42,080	*
Remgro Ltd.	6,669	105,650	(a)

Total Diversified Financial Services		664,063

Insurance - 1.0%
Cathay Financial Holding Co., Ltd.	60,350	84,466	(a)
China Life Insurance Co., Ltd., Class H Shares	20,000	64,469	(a)
China Pacific Insurance (Group) Co., Ltd., Class H Shares	12,800	52,423	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	16,000	87,704	(a)
Powszechny Zaklad Ubezpieczen SA	9,300	80,214	(a)
Samsung Fire & Marine Insurance Co., Ltd.	246	63,897	(a)
Samsung Life Insurance Co., Ltd.	571	53,144	(a)
Sanlam Ltd.	20,304	78,772	(a)

Total Insurance		565,089

Real Estate Investment Trusts (REITs) - 0.3%
Emlak Konut Gayrimenkul Yatirim	90,361	80,546	(a)
Fibra Uno Administracion SA de CV	49,800	109,774

Total Real Estate Investment Trusts (REITs)		190,320

Real Estate Management & Development - 0.5%
Ayala Land Inc.	161,800	118,135	(a)
China Overseas Land & Investment Ltd.	16,060	55,556	(a)
SM Prime Holdings Inc.	199,400	91,855	(a)
Talaat Moustafa Group	69,432	56,751	(a)

Total Real Estate Management & Development		322,297

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Ltd.	16,460	$312,655	(a)

TOTAL FINANCIALS		8,853,704

HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares	104,000	71,437	(a)

Health Care Providers & Services - 1.0%
Life Healthcare Group Holdings Ltd.	31,732	71,642	(a)
Mediclinic International Ltd.	18,485	142,211	(a)
Netcare Ltd.	34,187	74,731	(a)
Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares	38,400	82,517	(a)
Sinopharm Group Co., Ltd., Class H Shares	54,400	216,978	(a)

Total Health Care Providers & Services		588,079

Pharmaceuticals - 3.0%
Aspen Pharmacare Holdings Ltd.	13,226	264,065	(a)
Aurobindo Pharma Ltd.	6,790	89,365	(a)
Celltrion Inc.	2,476	177,069	*(a)
China Medical System Holdings Ltd.	61,000	88,873	(a)
CSPC Pharmaceutical Group Ltd.	202,000	205,521	(a)
Dr. Reddy’s Laboratories Ltd.	1,786	83,503	(a)
Hanmi Pharm. Co., Ltd.	180	110,725	*(a)
Hanmi Science Co., Ltd.	419	45,628	*(a)
Lupin Ltd.	3,790	104,377	(a)
Luye Pharma Group Ltd.	73,000	75,656	*(a)
Piramal Enterprises Ltd.	2,772	42,084	(a)
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	21,000	60,395	(a)
Sino Biopharmaceutical Ltd.	216,000	194,703	(a)
Sun Pharmaceutical Industries Ltd.	15,482	190,588	(a)
Yuhan Corp.	260	60,123	(a)

Total Pharmaceuticals		1,792,675

TOTAL HEALTH CARE		2,452,191

INDUSTRIALS - 9.5%
Aerospace & Defense - 0.2%
Embraer SA	18,100	133,938	(a)

Air Freight & Logistics - 0.0%
Hyundai Glovis Co., Ltd.	142	23,217	(a)

Airlines - 0.5%
China Airlines Ltd.	200,000	72,777	*(a)
EVA Airways Corp.	138,000	77,879	*(a)
Turk Hava Yollari Anonim Ortakligi	62,119	157,313	*(a)

Total Airlines		307,969

Commercial Services & Supplies - 0.1%
China Everbright International Ltd.	34,000	43,326	(a)

Construction & Engineering - 1.3%
China Communications Construction Co., Ltd., Class H Shares	53,000	53,455	(a)
China Railway Construction Corp., Ltd., Class H Shares	20,000	24,640	(a)
China Railway Group Ltd., Class H Shares	45,000	33,944	(a)
China State Construction International Holdings Ltd.	34,000	58,709	(a)
Dialog Group Berhad	185,664	69,096	(a)
Gamuda Berhad	83,500	90,570	(a)
Hyundai Engineering & Construction Co., Ltd.	1,344	32,244	(a)
IJM Corp. Berhad	126,800	99,788	(a)
Larsen & Toubro Ltd.	11,177	214,620	(a)
Promotora y Operadora de Infraestructura SAB de CV	7,600	89,483	*

Total Construction & Engineering		766,549

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Electrical Equipment - 0.3%
Bharat Heavy Electricals Ltd.	23,215	$59,114	(a)
Teco Electric & Machinery Co., Ltd.	131,000	104,225	(a)
Zhuzhou CSR Times Electric Co., Ltd., Class H Shares	7,500	43,259	(a)

Total Electrical Equipment		206,598

Industrial Conglomerates - 3.9%
Aboitiz Equity Ventures Inc.	80,770	99,226	(a)
Alfa SAB de CV, Series A Shares	108,071	214,016
Beijing Enterprises Holdings Ltd.	8,500	51,227	(a)
Bidvest Group Ltd.	25,090	532,030	(a)
CITIC Ltd.	48,000	84,584	(a)
DMCI Holdings Inc.	202,050	59,071	(a)
Enka Insaat ve Sanayi AS	48,082	74,486	(a)
Far Eastern New Century Corp.	199,406	155,952	(a)
Grupo Carso SA de CV, Series A1 Shares	16,300	68,096
Hap Seng Consolidated Berhad	21,100	31,806	(a)
JG Summit Holdings Inc.	98,700	153,107	(a)
Koc Holding AS	71,484	267,870	(a)
LG Corp.	1,031	61,759	(a)
Samsung C&T Corp.	596	70,384	*(a)
Siemens Ltd.	3,049	55,219	(a)
Sime Darby Berhad	133,400	240,605	(a)
SM Investments Corp.	6,300	115,392	(a)

Total Industrial Conglomerates		2,334,830

Machinery - 1.0%
China Conch Venture Holdings Ltd.	17,500	36,105	(a)
CRRC Corp. Ltd., Class H Shares	55,700	68,325	(a)
Eicher Motors Ltd.	428	108,498	(a)
Hiwin Technologies Corp.	10,067	39,444	(a)
Hyundai Heavy Industries Co., Ltd.	372	27,525	*(a)
PT United Tractors Tbk	204,400	248,382	(a)
Weg SA	18,540	69,833	(a)

Total Machinery		598,112

Marine - 0.3%
Evergreen Marine Corp. (Taiwan) Ltd.	145,440	58,444	(a)
MISC Berhad	56,000	122,002	(a)

Total Marine		180,446

Road & Rail - 0.2%
Container Corp. of India Ltd.	2,648	52,387	(a)
Localiza Rent A Car SA	8,200	51,219	(a)

Total Road & Rail		103,606

Trading Companies & Distributors - 0.4%
Barloworld Ltd.	31,319	125,398	(a)
PT AKR Corporindo Tbk	192,400	99,600	(a)

Total Trading Companies & Distributors		224,998

Transportation Infrastructure - 1.3%
Adani Ports and Special Economic Zone Ltd.	19,767	77,375	(a)
CCR SA	25,900	81,597	(a)
China Merchants Holdings International Co., Ltd.	18,000	56,861	(a)
Grupo Aeroportuario del Pacifico SAB de CV, Series B Shares	7,800	68,901

Grupo Aeroportuario del Sureste SA de CV, Series B Shares	5,900	83,585
Malaysia Airports Holdings Berhad	41,700	54,393	(a)
OHL Mexico SAB de CV	27,000	28,419	*
PT Jasa Marga (Persero) Tbk	259,300	97,640	(a)
TAV Havalimanlari Holding AS	21,003	130,984	(a)
Westports Holdings Berhad	57,500	55,139	(a)
Zhejiang Expressway Co., Ltd., Class H Shares	14,000	16,780	(a)

Total Transportation Infrastructure		751,674

TOTAL INDUSTRIALS		5,675,263

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.1%
AAC Technologies Holdings Inc.	5,500	$35,616	(a)

Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co., Ltd.	27,182	66,482	(a)

Internet Software & Services - 1.0%
Alibaba Group Holding Ltd., Sponsored ADR	1,500	121,905	*
Baidu Inc., Sponsored ADR	500	94,520	*
Naver Corp.	63	35,085	(a)
Tencent Holdings Ltd.	18,200	355,512	(a)

Total Internet Software & Services		607,022

IT Services - 1.5%
Cielo SA	34,420	291,323	(a)
HCL Technologies Ltd.	6,594	85,332	(a)
Infosys Ltd.	15,310	254,851	(a)
SK Holdings Co., Ltd.	251	51,020	(a)
Tata Consultancy Services Ltd.	3,023	110,633	(a)
Wipro Ltd.	8,798	74,742	(a)

Total IT Services		867,901

Semiconductors & Semiconductor Equipment - 0.3%
Hanergy Thin Film Power Group Ltd.	158,000	408	*(a)(b)
SK Hynix Inc.	1,434	37,021	(a)
Taiwan Semiconductor Manufacturing Co., Ltd.	38,715	167,058	(a)

Total Semiconductors & Semiconductor Equipment		204,487

Software - 0.1%
Totvs SA	5,300	41,329	(a)

Technology Hardware, Storage & Peripherals - 0.4%
Lenovo Group Ltd.	44,000	44,338	(a)
Samsung Electronics Co., Ltd.	207	221,041	(a)

Total Technology Hardware, Storage & Peripherals		265,379

TOTAL INFORMATION TECHNOLOGY		2,088,216

MATERIALS - 11.8%
Chemicals - 3.3%
Asian Paints Ltd.	10,821	143,880	(a)
Formosa Chemicals & Fibre Corp.	44,000	98,800	(a)
Formosa Plastics Corp.	52,000	121,490	(a)
Grupa Azoty SA	5,057	128,096	*(a)
Hyosung Corp.	193	19,061	(a)
Indorama Ventures PCL	103,000	60,967	(a)
LG Chem Ltd.	444	122,630	(a)
Lotte Chemical Corp.	150	30,641	(a)
Mexichem SA de CV	20,800	46,694
Nan Ya Plastics Corp.	66,000	121,747	(a)
Petronas Chemicals Group Berhad	413,300	699,422	(a)
PTT Global Chemical PCL	112,100	155,759	(a)
Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares	228,000	90,041	*(a)
Synthos SA	49,927	48,247	(a)
UPL Ltd.	10,794	70,759	(a)

Total Chemicals		1,958,234

Construction Materials - 3.5%
Ambuja Cements Ltd.	29,593	90,616	(a)
Anhui Conch Cement Co., Ltd., Class H Shares	91,000	242,322	(a)
Asia Cement Corp.	76,643	63,691	(a)
Cementos Argos SA	43,548	132,832	(a)
Cemex SA de CV	383,904	209,388	*
China National Building Material Co., Ltd., Class H Shares	216,000	102,821	(a)
Grupo Argos SA	38,963	198,902	(a)
Lafarge Malaysia Berhad	66,500	137,564	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Construction Materials - (continued)
PT Indocement Tunggal Prakarsa Tbk	125,000	$199,426	(a)
PT Semen Indonesia (Persero) Tbk	252,000	205,554	(a)
Shree Cement Ltd.	348	61,217	(a)
Siam Cement PCL	23,800	300,712	(a)
Siam Cement PCL	2,900	36,864	(a)
Taiwan Cement Corp.	49,000	40,269	(a)
Ultratech Cement Ltd.	1,443	60,319	(a)

Total Construction Materials		2,082,497

Containers & Packaging - 0.1%
Klabin SA	11,300	66,674	(a)

Metals & Mining - 3.9%
Alrosa AO	72,800	55,896	*
Aluminum Corporation of China Ltd., Class H Shares	340,000	112,172	*(a)
AngloGold Ashanti Ltd.	13,589	95,155	*(a)
China Steel Corp.	169,600	92,359	(a)
Compania de Minas Buenaventura SA, ADR	9,800	41,944
Fosun International Ltd.	35,000	54,420	(a)
Gold Fields Ltd.	19,654	54,429	(a)
Grupo Mexico SAB de CV, Series B Shares	99,400	212,186
Hindalco Industries Ltd.	42,981	54,572	(a)
Hyundai Steel Co.	824	34,695	(a)
Impala Platinum Holdings Ltd.	13,262	21,309	*(a)
Industrias Penoles SA de CV	3,065	31,528
Jiangxi Copper Co., Ltd., Class H Shares	106,000	125,117	(a)
JSW Steel Ltd.	2,388	36,979	(a)
KGHM Polska Miedz SA	15,574	250,415	(a)
Korea Zinc Co., Ltd.	122	48,402	(a)
MMC Norilsk Nickel PJSC, ADR	26,410	332,687	(a)
POSCO	885	125,899	(a)
Severstal PAO	8,740	73,201	*
Southern Copper Corp.	9,000	235,080
Tata Steel Ltd.	12,132	47,131	(a)
Vale SA	26,100	85,721	(a)
Vedanta Ltd.	32,797	44,466	(a)
Zijin Mining Group Co., Ltd., Class H Shares	374,000	98,550	(a)

Total Metals & Mining		2,364,313

Paper & Forest Products - 1.0%
Empresas CMPC SA	170,985	362,743	(a)
Fibria Celulose SA	2,800	35,809	(a)
Mondi Ltd.	3,707	73,519	(a)
Nine Dragons Paper Holdings Ltd.	100,000	58,659	(a)
Sappi Ltd.	19,098	80,021	*(a)

Total Paper & Forest Products		610,751

TOTAL MATERIALS		7,082,469

TELECOMMUNICATION SERVICES - 11.5%

Diversified Telecommunication Services - 2.8%
Alibaba Health Information Technology Ltd.	48,000	32,987	*(a)
China Telecom Corp., Ltd., Class H Shares	200,000	93,150	(a)
China Unicom (Hong Kong) Ltd.	88,000	106,825	(a)
Chunghwa Telecom Co., Ltd.	103,000	310,215	(a)
KT Corp.	2,989	71,825	*(a)
LG Uplus Corp.	21,705	191,516	(a)
PT Telekomunikasi Indonesia Persero Tbk	1,651,500	370,839	(a)
PT XL Axiata Tbk	139,500	36,779	*(a)
Rostelecom	65,680	81,848	*
Telekom Malaysia Berhad	70,900	111,772	(a)
Telesites SAB	34,179	22,291	*
Telkom South Africa SOC Ltd.	12,100	49,921	(a)
True Corp. PCL	422,623	78,688	*(a)
Turk Telekomunikasyon AS	81,877	153,152	(a)

Total Diversified Telecommunication Services		1,711,808

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 8.7%
Advanced Info Service PCL	36,000	$152,063	(a)
Advanced Info Service PCL	19,200	80,480	(a)
America Movil SAB de CV, Series L Shares	683,586	479,932
Axiata Group Berhad	122,300	182,338	(a)
Bharti Airtel Ltd.	56,145	285,654	(a)
Bharti Infratel Ltd.	22,956	147,052	(a)
China Mobile Ltd.	73,000	818,143	(a)
DiGi.Com Berhad	202,900	254,360	(a)
Far EasTone Telecommunications Co., Ltd.	59,000	121,177	(a)
Globe Telecom Inc.	2,025	79,560	(a)
Idea Cellular Ltd.	52,387	113,168	(a)
Maxis Berhad	98,100	155,178	(a)
MegaFon PJSC, GDR	7,221	83,974	(a)
Mobile TeleSystems PJSC, ADR	41,000	253,380
MTN Group Ltd.	56,766	486,644	(a)
Philippine Long Distance Telephone Co.	6,515	282,910	(a)
PT Tower Bersama Infrastructure Tbk	70,600	29,897	*(a)
Reliance Communications Ltd.	36,583	48,589	*(a)
Sistema JSFC, Registered Shares, GDR	11,811	69,653	(a)
SK Telecom Co., Ltd.	1,046	191,738	(a)
Taiwan Mobile Co., Ltd.	61,000	185,342	(a)
Tim Participacoes SA	59,800	101,822	(a)
Turkcell Iletisim Hizmetleri AS	156,375	530,397	(a)
Vodacom Group Ltd.	7,965	78,395	(a)

Total Wireless Telecommunication Services		5,211,846

TOTAL TELECOMMUNICATION SERVICES		6,923,654

UTILITIES - 8.0%
Electric Utilities - 3.3%
CEZ AS	15,503	276,627	(a)
Enea SA	15,574	44,737	(a)
Energa SA	13,310	42,816	(a)
Enersis SA	816,065	198,445	(a)
Equatorial Energia SA	8,800	75,844	(a)
Korea Electric Power Corp.	10,180	432,255	(a)
PGE Polska Grupa Energetyczna SA	73,862	239,741	(a)
Tata Power Co., Ltd.	128,107	130,763	(a)
Tauron Polska Energia SA	70,347	51,461	(a)
Tenaga Nasional Berhad	156,200	483,622	(a)

Total Electric Utilities		1,976,311

Gas Utilities - 1.8%
China Gas Holdings Ltd.	64,000	92,253	(a)
China Resources Gas Group Ltd.	22,000	65,323	(a)
ENN Energy Holdings Ltd.	22,000	116,057	(a)
GAIL India Ltd.	42,350	239,747	(a)
Korea Gas Corp.	2,462	76,772	(a)
Petronas Gas Berhad	14,200	75,058	(a)
PT Perusahaan Gas Negara	2,171,500	429,492	(a)

Total Gas Utilities		1,094,702

Independent Power and Renewable Electricity Producers - 2.3%
Aboitiz Power Corp.	120,900	107,050	(a)
AES Gener SA	122,896	54,425	(a)
CGN Power Co., Ltd., Class H Shares	250,000	92,573	(a)
China Longyuan Power Group Corp., Ltd., Class H Shares	83,000	62,254	(a)
China Power International Development Ltd.	123,000	70,824	(a)
China Resources Power Holdings Co., Ltd.	56,000	107,651	(a)
Colbun SA	302,570	72,345	(a)
Datang International Power Generation Co., Ltd., Class H Shares	122,000	37,047	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Independent Power and Renewable Electricity Producers - (continued)
Empresa Nacional de Electricidad SA	138,252	$170,475	(a)
Energy Development Corp.	1,204,000	158,016	(a)
Huadian Power International Corp., Ltd., Class H Shares	30,000	19,489	(a)
Huaneng Power International Inc., Class H Shares	104,000	89,302	(a)
Huaneng Renewables Corp., Ltd., Class H Shares	170,000	50,531	(a)
NTPC Ltd.	99,616	217,690	(a)
Tractebel Energia SA	7,900	66,390	(a)

Total Independent Power and Renewable Electricity Producers		1,376,062

Multi-Utilities - 0.1%
YTL Corp. Berhad	209,400	76,392	(a)

Water Utilities - 0.5%
Aguas Andinas SA, Class A Shares	101,611	51,668	(a)
Beijing Enterprises Water Group Ltd.	122,000	85,240	(a)
Companhia de Saneamento Basico do Estado de Sao Paulo	12,300	57,064	(a)
Guangdong Investment Ltd.	80,000	112,713	(a)

Total Water Utilities		306,685

TOTAL UTILITIES		4,830,152

TOTAL COMMON STOCKS (Cost - $75,116,829)		58,422,352

PREFERRED STOCKS - 2.5%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
Lojas Americanas SA	17,700	86,460	(a)

CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Embotelladora Andina SA, Class B Shares	30,460	87,842	(a)

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
AK Transneft OAO	14	37,282	*
Petroleo Brasileiro SA	58,900	99,933	*(a)

TOTAL ENERGY		137,215

FINANCIALS - 0.7%
Banks - 0.6%
Banco Bradesco SA	13,020	62,714	(a)
Bancolombia SA	20,808	139,969	(a)
Grupo Aval Acciones y Valores SA	120,610	39,944	(a)
Itau Unibanco Holding SA	14,850	97,038	(a)
Itausa - Investimentos Itau SA	17,895	31,035	(a)

Total Banks		370,700

Diversified Financial Services - 0.1%
Grupo de Inversiones Suramericana SA	4,652	50,736	(a)

TOTAL FINANCIALS		421,436

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co., Ltd.	54	49,977	(a)

MATERIALS - 0.7%
Chemicals - 0.4%
Sociedad Quimica y Minera de Chile SA, Class B Shares	13,383	254,150	(a)

Metals & Mining - 0.2%
Vale SA	38,400	98,481	(a)

Paper & Forest Products - 0.1%
Suzano Papel e Celulose SA	8,600	40,592	(a)

TOTAL MATERIALS		393,223

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY			SHARES		VALUE
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telefonica Brasil SA			27,100		$244,751	(a)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Energetica de Minas Gerais			23,200		35,149	(a)
Companhia Paranaense de Energia-Copel			6,100		36,024	(a)

TOTAL UTILITIES					71,173

TOTAL PREFERRED STOCKS (Cost - $2,749,870)					1,492,077

	RATE	MATURITY DATE	FACE AMOUNT†
CORPORATE BOND & NOTES - 0.1%
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NTPC Ltd., Secured Bonds (Cost - $37,246)	8.490%	3/25/25	2,236,875	INR	36,743	(a)

		EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%
Banco Bradesco SA		2/5/16	427		223	*(a)
Banco Bradesco SA		2/5/16	272		89	*(a)

TOTAL RIGHTS (Cost - $0)					312

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $77,903,945)					59,951,484

			SHARES
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $187,555)	0.225%		187,555		187,555

TOTAL INVESTMENTS - 100.4% (Cost - $78,091,500#)					60,139,039
Liabilities in Excess of Other Assets - (0.4)%					(223,658)

TOTAL NET ASSETS - 100.0%					$59,915,381

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

GDR	— Global Depositary Receipts

INR	— Indian Rupee

NVDR	— Non Voting Depositary Receipt

PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Emerging Markets Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$761,863	$6,532,757	—	$7,294,620
Consumer staples	438,470	7,216,477	—	7,654,947
Energy	169,308	5,397,828	—	5,567,136
Financials	1,694,327	7,159,377	—	8,853,704
Industrials	552,500	5,122,763	—	5,675,263
Information technology	216,425	1,871,383	$408	2,088,216
Materials	905,917	6,176,552	—	7,082,469
Telecommunication services	837,451	6,086,203	—	6,923,654
Other common stocks	—	7,282,343	—	7,282,343
Preferred stocks:
Energy	37,282	99,933	—	137,215
Other preferred stocks	—	1,354,862	—	1,354,862
Corporate bond & notes	—	36,743	—	36,743
Rights	—	312	—	312

Total long-term investments	$5,613,543	$54,337,533	$408	$59,951,484

Short-term investments†	187,555	—	—	187,555

Total investments	$5,801,098	$54,337,533	$408	$60,139,039

Other financial instruments:
Futures contracts	$8,324	—	—	$8,324

Total	$5,809,422	$54,337,533	$408	$60,147,363

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2015, securities valued at $52,296,037 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,208,459
Gross unrealized depreciation	(20,160,920)

Net unrealized depreciation	$(17,952,461)

Notes to Schedule of Investments (unaudited) (continued)

At December 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
Mini MSCI Emerging Markets Index Futures	10	3/16	$385,426	$393,750	$8,324

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016